Annual Fund Operating Expenses - Institutional Prospectus [Member] - Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Shares	Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.02%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.02%	[1]

[1]	The expense information shown in the table has been restated to reflect current fees.